UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  April 30
Date of reporting period: April 30, 2004

ITEM 1.   REPORT TO STOCKHOLDERS.

          The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
            MULTIPLE DISCIPLINE FUNDS ALL CAP GROWTH AND VALUE FUND

        MULTIPLE DISCIPLINE SERIES  |  ANNUAL REPORT  |  APRIL 30, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE



Letter from the Chairman..............................................  1
Manager Overview......................................................  3
Fund Performance......................................................  6
Historical Performance................................................  7
Schedule of Investments...............................................  8
Statement of Assets and Liabilities................................... 12
Statement of Operations............................................... 13
Statements of Changes in Net Assets................................... 14
Notes to Financial Statements......................................... 15
Financial Highlights.................................................. 20
Report of Independent Registered Public Accounting Firm............... 22
Additional Information................................................ 23

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,
Over the twelve-months ended April 30, 2004, most broad U.S. stock and bond market indexes posted moderate gains. Stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks and international stock markets generally outperforming the domestic stock market. The economic environment was dominated by uncertainty surrounding the sustainability of the domestic economic recovery, a continued focus on new job growth and a geopolitical environment centering on news from Iraq and new acts of terrorism.

Since the start of 2004, markets have been in a holding pattern -- volatility declined and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit unnerved by prospects for U.S. Federal Reserve tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a negative influence on the stock market. Despite these concerns, however, the underlying economic and financial fundamentals continued to improve through the end of the period.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investment. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increasing inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000. The Fed has more or less said it prefers inflation to deflation in the current environment. However, the recent pick-up in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer.

Accordingly, the recent debate in the market has focused on the timing and magnitude of prospective rate increases.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


     1 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,
  /s/ R Jay Gerken
  R. Jay Gerken, CFA
  Chairman, President and Chief Executive
  Officer

  May 20, 2004



     2 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

                               MANAGER OVERVIEW

Special Shareholder Notice
On January 21, 2004, many changes took place affecting the fund's name, investment strategy, portfolio management team and performance benchmarks. The fund's name changed from Smith Barney Premier Selections All Cap Growth Fund to Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund. In addition, the new target allocations are 50% to an All Cap Growth segment and 50% to an All Cap Value segment. Alan J. Blake and Richard Freeman co-manage the All Cap Growth segment, and John Goode and Peter J. Hable co-manage the All Cap Value segment. The fund is coordinated by overlay portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment's portfolio managers. These overlay portfolio managers essentially utilize the underlying recommendations of the segment managers in a manner that is appropriate for the fund. For instance, they identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segment, and they determine whether the size of each position is appropriate for the fund. Upon consultation with a fund's segment managers, the overlay portfolio managers may make adjustments if one or more segments become over- or underweighted as a result of market appreciation or depreciation. The overlay portfolio managers of the fund are Roger Paradiso and Kirstin Mobyed. Lastly, the fund's benchmark was changed from the Russell 1000 Growth Index, Russell 2000 Growth Index and the S&P MidCap 400 Index to the Russell 3000 Index.

In addition, effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Market Overview
With monetary and fiscal policy more stimulative now than at any time in the recent past, the economy strengthened over the last 12 months. In general, equity markets were buoyant even thought they experienced a


                             PERFORMANCE SNAPSHOT
                             AS OF APRIL 30, 2004*
                           (excluding sales charges)

                                       6 Months 12 Months
Class A Shares                           1.92%    25.95%
Russell 3000 Index                       6.14%    25.11%
Russell 1000 Growth Index                4.14%    21.65%
Russell 2000 Growth Index                4.01%    41.57%
S&P MidCap 400 Index                     6.93%    34.45%
Lipper Multi-Cap Growth Funds Category
 Average                                 2.49%    25.39%

  *Prior to January 21, 2004, the fund followed different investment strategies under the name "Premier Selections All Cap Growth Fund".

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 1.44% and Class C shares returned 1.57% over the six months ended April 30, 2004. Excluding sales charges, Class B shares returned 25.08% and Class C shares returned 25.04% over the 12 months ended April 30, 2004.

  Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

  All index performance reflects no deduction for fees, expenses or taxes. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended April 30, 2004, calculated among the 427 funds for the six-month period and among the 417 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

     3 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report
mild correction in March and April, perhaps due to extended valuations in some sectors. Nevertheless, it is important to note that after three consecutive calendar years of negative returns (2000-2002) followed by one positive year, the markets are returning to historic positive trend lines.

Performance Review
For the 12 months ended April 30, 2004, Class A shares of the Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund, excluding sales charges, returned 25.95%. These shares performed approximately in line with the fund's new unmanaged benchmark, the Russell 3000 Index,/i/ which returned 25.11% for the same period. The previous benchmarks, the Russell 1000 Growth Index,/ii/ Russell 2000 Growth Index/iii/ and the S&P Mid Cap 400 Index/iv/ returned 21.65%, 41.57% and 34.45%, respectively. The fund also performed approximately in line with its Lipper multi-cap growth funds category average, which returned 25.39% for the same period./1 /

Factors that Affected Fund Performance
The fund's performance during the period was fueled by positive returns from a number of holdings in a range of sectors, including the consumer staples, energy, telecommunication service and utilities sectors. Sectors that detracted from overall performance included the consumer discretionary, financial, healthcare, information technology, industrial, and materials sectors.

Consumer staples stocks contributed positively overall to returns as earnings growth of companies such as The Gillette Co. and PepsiCo, Inc. benefited from the continued strength in consumer spending and by a weaker U.S. dollar, which helped boost sales in overseas markets. The energy sector contributed positively overall to the performance of the portfolio during the period. Earnings growth of companies such as BP PLC and Exxon Mobil Corp. continued to improve as the price of oil increased during the period.

Investments that detracted from performance included information technology, including stocks such as Intel Corp. and Texas Instruments Inc. We continue to believe that there is a broad-based recovery under way in network technology spending in these stocks. Additionally, the consumer services sector negatively impacted the performance of the portfolio as investors focusing on the lackluster growth in the labor market grew increasingly concerned about the sustainability of consumer spending. We continued to add strategically to positions in this sector because we believe that accelerating job growth will support consumer spending in months ahead.

Our positions in some financials, such as Berkshire Hathaway Inc. and Merrill Lynch & Co., detracted from performance. Weakness in this sector was due in part to investors focusing on the direction of interest rates and a growing concern regarding the sustainable long-term growth of the economy. We continued to add to our position in Merrill Lynch and increased our weighting in the brokerage industry based on current market valuations and prospects we see for stronger earnings growth.

Thank you for your investment in the Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


                     /s/ Roger Paradiso /s/ Kirstin Mobyed
                     Roger Paradiso     Kirstin Mobyed
                     Co-coordinating    Co-coordinating
                     Portfolio Manager  Portfolio Manager

                     May 20, 2004

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended April 30, 2004, calculated among the 417 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

     4 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 8 through 11 for a list and percentage breakdown of the fund's holdings.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Berkshire Hathaway Inc. (3.07%), PepsiCo, Inc. (2.63%), Pfizer Inc. (2.56%), American International Group Inc. (2.55%), Merck & Co. Inc. (2.35%), Intel Corp. (2.29%), Johnson & Johnson (2.24%), Texas Instruments Inc. (2.09%), Microsoft Corp. (1.95%), Liberty Media Corp. (1.91%). Please refer to pages 8 through 11 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Healthcare (21.96%); Information Technology (15.74%); Financials (15.01%); Consumer Discretionary (11.89%); Industrials (11.89%). The fund's portfolio composition is subject to change at any time.

RISKS: The fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/The Russell 3000 Index measures the performance of the 3,000 largest U.S.
   companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
/ii/The Russell 1000 Growth Index measures the performance of those Russell
    1000 companies with higher price-to-book ratios and higher forecasted growth values.
/iii/The Russell 2000 Growth Index measures the performance of those Russell
     2000 companies with higher price-to-book ratios and higher forecasted growth values.
/iv/The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

     5 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                                                     Without Sales Charges/(1)/
                                                   ---------------------------
                                                   Class A Class B Class C/(2)/
-------------------------------------------------------------------------------
Twelve Months Ended 4/30/04                         25.95%  25.08%    25.04%
-----------------------------------------------------------------------------
Inception* through 4/30/04                          (8.95)  (9.64)    (9.61)
-------------------------------------------------------------------------------

                                                      With Sales Charges/(3)/
                                                   ---------------------------
                                                   Class A Class B Class C/(2)/
-------------------------------------------------------------------------------
Twelve Months Ended 4/30/04                         19.70%  20.08%    24.04%
-----------------------------------------------------------------------------
Inception* through 4/30/04                         (10.16) (10.11)    (9.61)
-------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                          Without Sales Charges/(1)/
--------------------------------------------------------------------------------------
Class A (Inception* through 4/30/04)                              (30.18)%
-----------------------------------------------------------------------------------
Class B (Inception* through 4/30/04)                              (32.19)
-----------------------------------------------------------------------------------
Class C (Inception* through 4/30/04)/(2)/                         (32.11)
--------------------------------------------------------------------------------------

+ All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2)On April 29, 2004, Class L shares were renamed as Class C shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charges of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed effective February 2, 2004.
 *  Inception date for Class A, B and C shares is June 30, 2000.

     6 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)

Value of $10,000 Invested in Class A, B and C Shares of the Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund vs. Russell 1000 Growth Index, Russell 2000 Growth Index, S&P MidCap 400 Index and Russell 3000 Index+
--------------------------------------------------------------------------------

                            June 2000 -- April 2004


                              [CHART]

                  All Cap           All Cap         All Cap
                 Growth and       Growth and      Growth and    Russell 1000   Russell 2000      S&P
               Value Fund --    Value Fund --   Value Fund --     Growth          Growth        MidCap      Russell 3000
               Class A Shares   Class B Shares  Class C Shares    Index++         Index++    400 Index++      Index++
               --------------   --------------  --------------  ------------   ------------- -----------   -------------
Jun 30, 2000      $9,500           $10,000         $10,000       $10,000          $10,000      $10,000        $10,000
Apr 2001           7,692             8,053           8,053         6,632            7,293       10,684          7,724
Apr 2002           6,575             6,825           6,825         5,298            6,671       11,388          6,356
Apr 2003           5,267             5,421           5,430         4,538            5,104        9,395          7,493
Apr 30, 2004       6,633             6,645           6,789         5,520            7,226       12,631          9,374



+ Hypothetical illustration of $10,000 invested in Class A, B and C shares on June 30, 2000 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares and the deduction of the maximum 5.00% CDSC for Class B shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2004. The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1,000 of some of the larger-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market. The Russell 2000 Growth Index is a capitalization weighted total return index which is compromised of 2,000 of the smallest capitalized U.S. domiciled companies with less than average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market. The S&P MidCap 400 Index is a widely recognized index of 400 medium-capitalization stocks. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. Figures for the Russell 1000 Growth, Russell 2000 Growth, S&P MidCap 400 and Russell 3000 Indices include the reinvestment of dividends. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.
++It is the opinion of management that the Russell 3000 Index more accurately reflects the current composition of the Fund than the Russell 1000 Growth Index, Russell 2000 Growth and the S&P MidCap 400 Index. In future reports, the Russell 3000 Index will be used as the basis of comparison of total returns for all periods shown.

  All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


     7 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS                                          APRIL 30, 2004


  SHARES                         SECURITY                           VALUE
-----------------------------------------------------------------------------
COMMON STOCK -- 93.3%
CONSUMER DISCRETIONARY -- 11.9%
Hotels, Restaurants and Leisure -- 0.6%
    73,630 McDonald's Corp.                                      $  2,004,945
-----------------------------------------------------------------------------
Internet and Catalog Retail -- 1.2%
   118,300 InterActiveCorp*                                         3,770,221
-----------------------------------------------------------------------------
Leisure Equipment and Products -- 0.7%
   120,590 Hasbro, Inc.                                             2,277,945
-----------------------------------------------------------------------------
Media -- 7.1%
   110,825 Cablevision Systems Corp. -- NY Group Class A Shares*    2,419,310
   161,390 Comcast Corp., Special Class A Shares*                   4,678,696
   559,400 Liberty Media Corp., Series A Shares*                    6,119,836
    60,210 The News Corp. Ltd., Sponsored ADR                       2,201,278
   225,700 Time Warner Inc.*                                        3,796,274
   156,000 The Walt Disney Co.                                      3,592,680
-----------------------------------------------------------------------------
                                                                   22,808,074
-----------------------------------------------------------------------------
Specialty Retail -- 2.3%
   312,040 Charming Shoppes, Inc.*                                  2,203,002
   141,400 The Home Depot, Inc.                                     4,975,866
-----------------------------------------------------------------------------
                                                                    7,178,868
-----------------------------------------------------------------------------
           TOTAL CONSUMER DISCRETIONARY                            38,040,053
-----------------------------------------------------------------------------
CONSUMER STAPLES -- 7.8%
Beverages -- 4.4%
   112,700 The Coca-Cola Co.                                        5,699,239
   154,305 PepsiCo, Inc.                                            8,408,079
-----------------------------------------------------------------------------
                                                                   14,107,318
-----------------------------------------------------------------------------
Food and Drug Retailing -- 0.5%
    66,830 Safeway Inc.*                                            1,533,748
-----------------------------------------------------------------------------
Food Products -- 1.1%
    41,710 Archer-Daniels-Midland Co.                                 732,428
    45,470 Wm. Wrigley Jr. Co.                                      2,805,499
-----------------------------------------------------------------------------
                                                                    3,537,927
-----------------------------------------------------------------------------
Personal Products -- 1.8%
   142,000 The Gillette Co.                                         5,810,640
-----------------------------------------------------------------------------
           TOTAL CONSUMER STAPLES                                  24,989,633
-----------------------------------------------------------------------------
ENERGY -- 5.4%
Energy Equipment and Services -- 2.0%
    61,600 GlobalSantaFe Corp.                                      1,624,392
    88,540 Grant Prideco, Inc.*                                     1,350,235
    77,330 Weatherford International Ltd.*                          3,362,308
-----------------------------------------------------------------------------
                                                                    6,336,935
-----------------------------------------------------------------------------
Oil and Gas -- 3.4%
    29,000 Anadarko Petroleum Corp.                                 1,553,820
    46,420 BP PLC, Sponsored ADR                                    2,455,618
    22,100 ConocoPhillips                                           1,575,730
    91,650 Exxon Mobil Corp.                                        3,899,708
    22,000 Murphy Oil Corp.                                         1,507,000
-----------------------------------------------------------------------------
                                                                   10,991,876
-----------------------------------------------------------------------------
           TOTAL ENERGY                                            17,328,811
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

     8 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2004


  SHARES                   SECURITY                    VALUE
----------------------------------------------------------------
FINANCIALS -- 15.0%
Banks -- 2.2%
    77,800 The Bank of New York Co., Inc.           $  2,267,092
    68,130 Bank One Corp.                              3,363,578
    23,925 Wells Fargo & Co.                           1,350,806
----------------------------------------------------------------
                                                       6,981,476
----------------------------------------------------------------
Diversified Financials -- 3.3%
    59,670 American Express Co.                        2,920,846
    40,600 Lehman Brothers Holdings Inc.               2,980,040
    50,100 Merrill Lynch & Co., Inc.                   2,716,923
    43,210 State Street Corp.                          2,108,648
----------------------------------------------------------------
                                                      10,726,457
----------------------------------------------------------------
Insurance -- 9.5%
    46,100 Ambac Financial Group, Inc.                 3,180,900
   113,630 American International Group, Inc.          8,141,590
       105 Berkshire Hathaway Inc., Class A Shares*    9,805,950
    39,790 The Chubb Corp.                             2,745,510
    36,560 MBIA Inc.                                   2,153,018
    52,070 MGIC Investment Corp.                       3,833,393
    11,150 The St. Paul Travelers Cos., Inc.             453,470
----------------------------------------------------------------
                                                      30,313,831
----------------------------------------------------------------
           TOTAL FINANCIALS                           48,021,764
----------------------------------------------------------------
HEALTHCARE -- 21.9%
Biotechnology -- 7.5%
     6,945 Alkermes, Inc.*                               106,467
    83,800 Amgen Inc.*                                 4,715,426
    84,750 Biogen Idec Inc.*                           5,000,250
   101,060 Chiron Corp.*                               4,689,184
    29,730 Genentech, Inc.*                            3,650,844
    98,640 Genzyme Corp.*                              4,296,758
   118,480 Millennium Pharmaceuticals, Inc.*           1,776,015
----------------------------------------------------------------
                                                      24,234,944
----------------------------------------------------------------
Healthcare Providers and Services -- 2.0%
    61,630 McKesson Corp.                              2,025,162
    69,500 UnitedHealth Group Inc.                     4,272,860
----------------------------------------------------------------
                                                       6,298,022
----------------------------------------------------------------
Pharmaceuticals -- 12.4%
    82,585 Abbott Laboratories                         3,635,392
   113,650 Bristol-Myers Squibb Co.                    2,852,615
    49,595 Forest Laboratories, Inc.*                  3,197,886
    38,900 GlaxoSmithKline PLC, ADR                    1,633,800
   132,700 Johnson & Johnson                           7,169,781
   160,200 Merck & Co. Inc.                            7,529,400
   228,830 Pfizer Inc.                                 8,182,961
   123,570 Schering-Plough Corp.                       2,067,326
    90,190 Wyeth                                       3,433,533
----------------------------------------------------------------
                                                      39,702,694
----------------------------------------------------------------
           TOTAL HEALTHCARE                           70,235,660
----------------------------------------------------------------

                      See Notes to Financial Statements.

     9 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2004


  SHARES                            SECURITY                              VALUE
-----------------------------------------------------------------------------------
INDUSTRIALS -- 8.4%
Aerospace and Defense -- 1.6%
    47,535 L-3 Communications Holdings, Inc.                           $  2,934,811
    70,625 Raytheon Co.                                                   2,278,362
-----------------------------------------------------------------------------------
                                                                          5,213,173
-----------------------------------------------------------------------------------
Commercial Services and Supplies -- 0.8%
   111,410 Sabre Holdings Corp.                                           2,628,162
-----------------------------------------------------------------------------------
Construction and Engineering -- 0.5%
    39,000 Fluor Corp.                                                    1,488,240
-----------------------------------------------------------------------------------
Electrical Equipment -- 1.0%
    52,320 Emerson Electric Co.                                           3,150,710
-----------------------------------------------------------------------------------
Industrial Conglomerates -- 2.7%
   121,500 General Electric Co.                                           3,638,925
    66,250 Honeywell International Inc.                                   2,290,925
   105,225 Tyco International Ltd.                                        2,888,426
-----------------------------------------------------------------------------------
                                                                          8,818,276
-----------------------------------------------------------------------------------
Machinery -- 1.8%
    41,525 Caterpillar Inc.                                               3,227,738
   101,105 Pall Corp.                                                     2,404,277
-----------------------------------------------------------------------------------
                                                                          5,632,015
-----------------------------------------------------------------------------------
           TOTAL INDUSTRIALS                                             26,930,576
-----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.7%
Communications Equipment -- 2.5%
   119,100 Cisco Systems, Inc.*                                           2,485,617
   183,100 Motorola, Inc.                                                 3,341,575
   168,965 Nokia Oyj, Sponsored ADR                                       2,367,200
-----------------------------------------------------------------------------------
                                                                          8,194,392
-----------------------------------------------------------------------------------
Computers and Peripherals -- 2.5%
   110,990 Dell Inc.*                                                     3,852,463
    15,225 Electronics for Imaging, Inc.*                                   386,410
    15,880 International Business Machines Corp.                          1,400,140
   195,480 Maxtor Corp.*                                                  1,272,575
    44,700 SanDisk Corp.*                                                 1,033,017
-----------------------------------------------------------------------------------
                                                                          7,944,605
-----------------------------------------------------------------------------------
IT Consulting and Services -- 1.1%
    61,800 SunGard Data Systems Inc.*                                     1,611,126
   148,125 Unisys Corp.*                                                  1,930,069
-----------------------------------------------------------------------------------
                                                                          3,541,195
-----------------------------------------------------------------------------------
Office Electronics -- 0.5%
   134,630 IKON Office Solutions, Inc.                                    1,498,432
-----------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 6.1%
    57,190 Cree, Inc.*                                                    1,060,875
   284,600 Intel Corp.                                                    7,322,758
   172,165 Micron Technology, Inc.*                                       2,344,887
   236,165 Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR*    2,250,652
   265,900 Texas Instruments Inc.                                         6,674,090
-----------------------------------------------------------------------------------
                                                                         19,653,262
-----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     10 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2004


  SHARES                                                SECURITY                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
Software -- 3.0%
     57,785 Advent Software, Inc.*                                                                           $  1,079,425
     65,000 Autodesk, Inc.                                                                                      2,177,500
    240,200 Microsoft Corp.                                                                                     6,237,994
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                9,494,919
-------------------------------------------------------------------------------------------------------------------------
            TOTAL INFORMATION TECHNOLOGY                                                                       50,326,805
-------------------------------------------------------------------------------------------------------------------------
MATERIALS -- 3.8%
Chemicals -- 0.9%
    100,000 Engelhard Corp.                                                                                     2,904,000
-------------------------------------------------------------------------------------------------------------------------
Metals and Mining -- 1.9%
    100,210 Alcoa Inc.                                                                                          3,081,458
    141,940 Allegheny Technologies Inc.                                                                         1,450,627
     36,880 Newmont Mining Corp.                                                                                1,379,312
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                5,911,397
-------------------------------------------------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
     52,930 Weyerhaeuser Co.                                                                                    3,133,456
-------------------------------------------------------------------------------------------------------------------------
            TOTAL MATERIALS                                                                                    11,948,853
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.9%
Diversified Telecommunication Services -- 2.2%
     92,480 Nippon Telegraph and Telephone Corp.                                                                2,401,706
     86,980 SBC Communications Inc.                                                                             2,165,802
     63,700 Verizon Communications Inc.                                                                         2,404,038
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                6,971,546
-------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.7%
     97,410 Vodafone Group PLC, Sponsored ADR                                                                   2,390,441
-------------------------------------------------------------------------------------------------------------------------
            TOTAL TELECOMMUNICATION SERVICES                                                                    9,361,987
-------------------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.5%
Multi-Utilities -- 0.5%
    157,930 The Williams Cos., Inc.                                                                             1,626,679
-------------------------------------------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $316,333,769)                                                                            298,810,821
-------------------------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                                SECURITY                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.7%
$21,521,000 UBS Securities LLC dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $21,522,650; (Fully collateralized by U.S. Treasury Inflation-Indexed Notes, 3.000% due 7/15/12; Market value --
              $21,951,555) (Cost -- $21,521,000)                                                               21,521,000
-------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $337,854,769**)                                                                         $320,331,821
-------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
**Aggregate cost for Federal income tax purposes is $338,096,658.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

     11 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                              APRIL 30, 2004


ASSETS:
  Investments, at value (Cost -- $337,854,769)                $ 320,331,821
  Cash                                                                  254
  Receivable for Fund shares sold                                 3,293,497
  Dividends and interest receivable                                 246,687
  Prepaid expenses                                                   35,543
---------------------------------------------------------------------------
  Total Assets                                                  323,907,802
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                3,496,001
  Payable for Fund shares reacquired                                211,618
  Management fee payable                                            194,621
  Distribution plan fees payable                                    116,855
  Accrued expenses                                                   58,422
---------------------------------------------------------------------------
  Total Liabilities                                               4,077,517
---------------------------------------------------------------------------
Total Net Assets                                              $ 319,830,285
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $      41,162
  Capital paid in excess of par value                           547,202,741
  Accumulated net realized loss from investment transactions   (209,890,670)
  Net unrealized depreciation of investments                    (17,522,948)
---------------------------------------------------------------------------
Total Net Assets                                              $ 319,830,285
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                         6,075,310
---------------------------------------------------------------------------
  Class B                                                         7,297,170
---------------------------------------------------------------------------
  Class C                                                        27,789,069
---------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                      $7.96
---------------------------------------------------------------------------
  Class B *                                                           $7.73
---------------------------------------------------------------------------
  Class C *                                                           $7.74
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value)             $8.38
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

     12 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED APRIL 30, 2004


INVESTMENT INCOME:
 Dividends                                                                      $  2,164,349
 Interest                                                                             44,629
 Less: Foreign withholding tax                                                       (12,580)
---------------------------------------------------------------------------------------------
 Total Investment Income                                                           2,196,398
---------------------------------------------------------------------------------------------
EXPENSES:
 Distribution plan fees (Note 5)                                                   2,484,172
 Management fee (Note 2)                                                           2,036,490
 Transfer agency services (Note 5)                                                   297,975
 Shareholder communications (Note 5)                                                  58,429
 Audit and legal                                                                      38,059
 Custody                                                                              31,499
 Directors' fees                                                                      18,488
 Registration fees                                                                     7,090
 Other                                                                                 8,883
---------------------------------------------------------------------------------------------
 Total Expenses                                                                    4,981,085
---------------------------------------------------------------------------------------------
Net Investment Loss                                                               (2,784,687)
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
 Realized Gain From Investment Transactions (excluding short-term investments):
   Proceeds from sales                                                           335,266,268
   Cost of securities sold                                                       304,700,949
---------------------------------------------------------------------------------------------
 Net Realized Gain                                                                30,565,319
---------------------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments:
   Beginning of year                                                             (46,455,086)
   End of year                                                                   (17,522,948)
---------------------------------------------------------------------------------------------
 Decrease in Net Unrealized Depreciation                                          28,932,138
---------------------------------------------------------------------------------------------
Net Gain on Investments                                                           59,497,457
---------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                          $ 56,712,770
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


     13 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS               FOR THE YEARS ENDED APRIL 30,


                                                                    2004           2003
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss                                            $ (2,784,687) $  (2,897,793)
 Net realized gain (loss)                                         30,565,319   (100,255,301)
 Decrease in net unrealized depreciation                          28,932,138     22,309,020
--------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations                56,712,770    (80,844,074)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
 Net proceeds from sale of shares                                 83,874,991     11,811,251
 Cost of shares reacquired                                       (61,935,443)   (88,493,435)
--------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Fund Share Transactions   21,939,548    (76,682,184)
--------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                 78,652,318   (157,526,258)

NET ASSETS:
 Beginning of year                                               241,177,967    398,704,225
--------------------------------------------------------------------------------------------
 End of year                                                    $319,830,285  $ 241,177,967
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     14 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund ("Fund"), (formerly known as Smith Barney Premier Selections All Cap Growth
Fund), a separate diversified investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Large Cap Fund), Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Global Growth Fund) and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; ( j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. At April 30, 2004, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $2,784,687 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

     15 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended April 30, 2004, the Fund paid transfer agent fees of $272,264 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the year ended April 30, 2004, CGM and its affiliates received brokerage commissions of $8,960.

On April 29, 2004, the Fund's Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended April 30, 2004, CGM and its affiliates received sales charges of approximately $549,000 and $63,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the year ended April 30, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                                         Class B  Class C
-------------------------------------------------------------------------
CDSCs                                                    $119,000 $3,000
------------------------------------------------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------------
Purchases                                                          $334,353,722
------------------------------------------------------------------------------
Sales                                                               335,266,268
------------------------------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                    $ 13,200,053
Gross unrealized depreciation                                     (30,964,890)
-----------------------------------------------------------------------------
Net unrealized depreciation                                      $(17,764,837)
-----------------------------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     16 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended April 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                     Class A Class B   Class C
------------------------------------------------
Rule 12b-1
 Distribution Plan
 Fees                $77,049 $452,224 $1,954,899
-----------------------------------------------

For the year ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                     Class A Class B   Class C
-----------------------------------------------
Transfer Agency
 Service Expenses    $38,241  $55,866  $203,868
----------------------------------------------

For the year ended April 30, 2004, total Shareholder Communication expenses were as follows:

                     Class A Class B  Class C
----------------------------------------------
Shareholder
 Communication
 Expenses             $6,616  $12,316  $39,497
---------------------------------------------

6. Capital Shares

At April 30, 2004, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                               Year Ended                  Year Ended
                             April 30, 2004              April 30, 2003
                        ------------------------   -------------------------
                          Shares        Amount        Shares       Amount
-----------------------------------------------------------------------------
Class A
Shares sold              3,037,527   $ 24,497,493      415,001  $  2,649,325
Shares reacquired         (963,088)    (7,325,513)  (1,151,487)   (7,329,039)
----------------------------------------------------------------------------
Net Increase (Decrease)  2,074,439   $ 17,171,980     (736,486) $ (4,679,714)
----------------------------------------------------------------------------
Class B
Shares sold              2,269,778   $ 17,761,462      561,634  $  3,537,497
Shares reacquired       (1,350,876)    (9,989,024)  (2,109,673)  (13,222,853)
----------------------------------------------------------------------------
Net Increase (Decrease)    918,902   $  7,772,438   (1,548,039) $ (9,685,356)
----------------------------------------------------------------------------
Class C+
Shares sold              5,302,719   $ 41,616,036      888,030  $  5,624,429
Shares reacquired       (6,035,286)   (44,620,906) (10,868,713)  (67,941,543)
----------------------------------------------------------------------------
Net Decrease              (732,567)  $ (3,004,870)  (9,980,683) $(62,317,114)
----------------------------------------------------------------------------

+On April 29, 2004, Class L shares were renamed as Class C shares.

7. Capital Loss Carryforward

At April 30, 2004, the Fund had, for Federal income tax purposes, approximately $209,649,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on April 30 of the year indicated:

                                                      2009        2010        2011        2012
-------------------------------------------------------------------------------------------------
Carryforward amounts                               $22,370,000 $84,149,000 $97,831,000 $5,299,000
------------------------------------------------------------------------------------------------

     17 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

8. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at April 30, 2004 was:

                   -----------------------------------------
                   Accumulated capital losses $(209,648,781)
                   -----------------------------------------
                   Unrealized depreciation      (17,764,837)
                   -----------------------------------------

At April 30, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals.

For the years ended April 30, 2004 and 2003, the Fund did not make any distributions.

9. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by draw-

     18 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report
ing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

     19 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares                              2004/(1)/     2003/(1)/    2002/(1)/  2001/(1)(2)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $6.32          $7.89       $9.23        $11.40
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.03)         (0.02)      (0.05)        (0.05)
 Net realized and unrealized gain (loss)      1.67          (1.55)      (1.29)        (2.12)
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.64          (1.57)      (1.34)        (2.17)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $7.96          $6.32       $7.89        $ 9.23
-----------------------------------------------------------------------------------------
Total Return                                 25.95%        (19.90)%    (14.52)%      (19.04)%++
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $48,352        $25,273     $37,371       $49,450
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.19%          1.20%       1.21%         1.18%+
 Net investment loss                         (0.36)         (0.37)      (0.64)        (0.55)+
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                        125%            47%         35%           53%
-----------------------------------------------------------------------------------------

Class B Shares                               2004/(1)/     2003/(1)/   2002/(1)/   2001/(1)(2)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $6.18          $7.78       $9.18        $11.40
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.08)         (0.07)      (0.11)        (0.11)
 Net realized and unrealized gain (loss)      1.63          (1.53)      (1.29)        (2.11)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.55          (1.60)      (1.40)        (2.22)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $7.73          $6.18       $7.78        $ 9.18
-----------------------------------------------------------------------------------------------
Total Return                                 25.08%        (20.57)%    (15.25)%      (19.47)%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $56,434        $39,445     $61,693       $82,069
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.94%          1.97%       1.93%         1.94%+
 Net investment loss                         (1.13)         (1.14)      (1.36)        (1.32)+
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        125%            47%         35%           53%
-----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period June 30, 2000 (inception date) to April 30, 2001.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.


     20 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

    Class C Shares/(1)/                   2004/(2)/       2003/(2)/       2002/(2)/     2001/(2)(3)/
    --------------------------------------------------------------------------------------------------
    Net Asset Value, Beginning of Year     $6.19          $7.78           $9.18          $11.40
    --------------------------------------------------------------------------------------------------
    Income (Loss) From Operations:
     Net investment loss                   (0.08)         (0.07)          (0.11)          (0.11)
     Net realized and unrealized gain (loss)     1.63          (1.52)          (1.29)          (2.11)
    --------------------------------------------------------------------------------------------------
    Total Income (Loss) From Operations     1.55          (1.59)          (1.40)          (2.22)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Year           $7.74          $6.19           $7.78          $ 9.18
    --------------------------------------------------------------------------------------------------
    Total Return                           25.04%        (20.44)%        (15.25)%        (19.47)%++
    --------------------------------------------------------------------------------------------------
    Net Assets, End of Year (000s)      $215,044       $176,460        $299,640        $435,913
    --------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets:
     Expenses                               1.91%          1.93%           1.93%           1.94%+
     Net investment loss                   (1.11)         (1.10)          (1.36)          (1.29)+
    --------------------------------------------------------------------------------------------------
    Portfolio Turnover Rate                  125%            47%             35%             53%
    --------------------------------------------------------------------------------------------------

(1)On April 29, 2004, Class L Shares were renamed as Class C Shares.
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period June 30, 2000 (inception date) to April 30, 2001.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     21 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund ("Fund") (formerly known as Smith Barney Premier Selections All Cap Growth Fund) of Smith Barney Investment Funds Inc. as of April 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from June 30, 2000 (commencement of operations) to April 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and broker. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from June 30, 2000 to April 30, 2001, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
June 18, 2004

     22 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers
The business and affairs of the Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund ("Fund") are managed under the direction of the Board of Directors of Smith Barney Investment Funds Inc. ("Company"). Information pertaining to the Directors and certain officers of the Company is set forth below. The Statement of Additional Information includes additional information about Company Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                              Number of
                                             Term of                                      Portfolios in the      Other
                                           Office* and                                      Fund Complex         Board
                          Position(s) Held  Length of       Principal Occupation(s)           Overseen        Memberships
Name, Address and Age        with Fund     Time Served      During Past Five Years           by Director    Held by Director
----------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Paul R. Ades                  Director        Since    Law Firm of Paul R. Ades,                 15               None
Paul R. Ades, PLLC                            1994     PLLC (April 2000 to present);
181 West Main                                          Partner in Law Firm of Murov &
 Street, Suite C                                       Ades, Esqs. (from November
Babylon, NY 11702                                      1970 to March 2000)
Age 63

Dwight B. Crane Harvard       Director        Since    Professor, Harvard                        49               None
Business School Soldiers                      1981     Business School
Field Morgan Hall
#375 Boston, MA
02163 Age 66

Frank G. Hubbard Avatar       Director        Since    President of Avatar International,        15               None
International Inc. 87                         1993     Inc. (business development)
Whittredge Road Summit,                                (since 1998); Vice President
NJ 07901 Age 66                                        of S&S Industries (chemical
                                                       distribution) (from 1995-1998)

Jerome H. Miller c/o R.       Director        Since    Retired                                   15               None
Jay Gerken                                    1998
Citigroup Asset
 Management ("CAM")
399 Park Avenue, 4th
Floor
New York, NY 10022 Age 65

Ken Miller                    Director        Since    President of Young Stuff Apparel          15               None
Young Stuff Apparel                           1994     Group, Inc. (since 1963)
Group, Inc.
930 Fifth Avenue
Suite 610
New York, NY 10021
Age 62

     23 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

                                                                                                   Number of
                                                  Term of                                      Portfolios in the      Other
                                                Office* and                                      Fund Complex         Board
                               Position(s) Held  Length of       Principal Occupation(s)           Overseen        Memberships
Name, Address and Age             with Fund     Time Served      During Past Five Years           by Director    Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken, CFA**           Chairman,           Since    Managing Director of Citigroup            221              None
CAM                            President and       2002     Global Markets Inc. ("CGM");
399 Park Avenue, 4th Floor     Chief Executive              Chairman, President and Chief
New York, NY 10022             Officer                      Executive Officer of Smith Barney
Age 52                                                      Fund Management LLC
                                                            ("SBFM"), Travelers Investment
                                                            Adviser, Inc. ("TIA") and Citi
                                                            Fund Management Inc. ("CFM");
                                                            President and Chief Executive
                                                            Officer of certain mutual funds
                                                            associated with Citigroup Inc.
                                                            ("Citigroup"); Formerly, Portfolio
                                                            Manager of Smith Barney
                                                            Allocation Series Inc. (from 1996
                                                            to 2001) and Smith Barney
                                                            Growth and Income Fund (from
                                                            1996 to 2000)

Officers:

Andrew B. Shoup                Senior Vice         Since    Director of CAM; Senior Vice              N/A              N/A
CAM                            President           2003     President and Chief
125 Broad Street, 11th Floor   and Chief                    Administrative Officer of mutual
New York, NY 10004             Administrative               funds associated with Citigroup;
Age 47                         Officer                      Treasurer of certain mutual funds
                                                            associated with Citigroup; Head
                                                            of International Funds
                                                            Administration of CAM (from
                                                            2001 to 2003); Director of
                                                            Global Funds Administration of
                                                            CAM (from 2000 to 2001); Head
                                                            of U.S. Citibank Funds
                                                            Administration of CAM (from
                                                            1998 to 2000)

Alan J. Blake                  Vice President      Since    Managing Director of CGM;                 N/A              N/A
CAM                            and                 2000     Investment Officer of SBFM
399 Park Avenue, 4th Floor     Investment
New York, NY 10022             Officer
Age 55

Richard A. Freeman             Vice President      Since    Managing Director of CGM;                 N/A              N/A
CAM                            and                 2004     Investment Officer of SBFM
399 Park Avenue, 4th Floor     Investment
New York, NY 10022             Officer
Age 50

John G. Goode                  Vice President      Since    Managing Director of CGM;                 N/A              N/A
CAM                            and                 2004     Chairman and Chief Investment
One Sansome Street, 36th Floor Investment                   Officer of Davis Skaggs
San Francisco, CA 94104        Officer                      Investment Management ("Davis
Age 58                                                      Skaggs"), a division of Citigroup
                                                            Asset Management

     24 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

                                                                                                  Number of
                                                  Term of                                     Portfolios in the      Other
                                                Office* and                                     Fund Complex         Board
                               Position(s) Held  Length of       Principal Occupation(s)          Overseen        Memberships
Name, Address and Age             with Fund     Time Served      During Past Five Years          by Director    Held by Director
--------------------------------------------------------------------------------------------------------------------------------

Peter J. Hable                 Vice President      Since    Managing Director of CGM;                N/A              N/A
CAM                            and                 2004     President of Davis Skaggs
One Sansome Street, 36th Floor Investment
San Francisco, CA 94104        Officer
Age 44

Kirstin Mobyed                 Vice President      Since    Director of CGM; Investment              N/A              N/A
CAM                            and                 2004     Officer of SBFM
399 Park Avenue, 4th Floor     Investment
New York, NY 10022             Officer
Age 34

Roger Paradiso                 Vice President      Since    Managing Director of CGM;                N/A              N/A
CAM                            and                 2004     Investment Officer of SBFM
399 Park Avenue, 4th Floor     Investment
New York, NY 10022             Officer
Age 37

Andrew Beagley                 Chief Anti-Money    Since    Director of CGM (since 2000);            N/A              N/A
CAM                            Laundering          2002     Director of Compliance, North
399 Park Avenue, 4th Floor     Compliance                   America, CAM (since 2000);
New York, NY 10022             Officer                      Chief Anti-Money Laundering
Age 41                                                      Compliance Officer and Vice
                                                            President of certain mutual funds
                                                            associated with Citigroup;
                                                            Director of Compliance, Europe,
                                                            the Middle East and Africa,
                                                            Citigroup Asset Management
                                                            (from 1999 to 2000);
                                                            Compliance Officer, Salomon
                                                            Brothers Asset Management
                                                            Limited, Smith Barney Global
                                                            Capital Management Inc.,
                                                            Salomon Brothers Asset
                                                            Management Asia Pacific Limited
                                                            (from 1997 to 1999)

Kaprel Ozsolak                 Controller          Since    Vice President of CGM;                   N/A              N/A
CAM                                                2002     Controller of certain mutual
125 Broad Street, 11th Floor                                funds associated with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel              Secretary and       Since    Managing Director and General            N/A              N/A
CAM                            Chief Legal         2003     Counsel of Global Mutual Funds
300 First Stamford Place, 4th  Officer                      for CAM and its predecessor
Floor                                                       (since 1994); Secretary of CFM
Stamford, CT 06902                                          (from 2001 to 2004); Secretary
Age 48                                                      and Chief Legal Officer of mutual
                                                            funds associated with Citigroup

--------
 *Each Director and officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is an "interested person" of the Fund as defined in the Investment
  Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.

     25 Smith Barney Multiple Discipline Funds -- All Cap Growth and Value
                           Fund | 2004 Annual Report

                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE FUNDS
                         ALL CAP GROWTH AND VALUE FUND



   DIRECTORS                                   OFFICERS (continued)
   Paul R. Ades                                Andrew Beagley
   Dwight B. Crane                             Chief Anti-Money Laundering
   R. Jay Gerken, CFA                          Compliance Officer
     Chairman
   Frank G. Hubbard                            Kaprel Ozsolak
   Jerome H. Miller                            Controller
   Ken Miller
                                               Robert I. Frenkel
   OFFICERS                                    Secretary and Chief
   R. Jay Gerken, CFA                          Legal Officer
   President and Chief
   Executive Officer                           INVESTMENT MANAGER
                                               Smith Barney Fund
   Andrew B. Shoup                               Management LLC
   Senior Vice President and Chief
   Administrative Officer                      DISTRIBUTORS
                                               Citigroup Global Markets Inc.
   Alan J. Blake                               PFS Distributors, Inc.
   Vice President and
   Investment Officer                          CUSTODIAN
                                               State Street Bank and
   Richard A. Freeman                            Trust Company
   Vice President and
   Investment Officer                          TRANSFER AGENT
                                               Citicorp Trust Bank, fsb.
   John G. Goode                               125 Broad Street, 11th Floor
   Vice President and                          New York, New York 10004
   Investment Officer
                                               SUB-TRANSFER AGENTS
   Peter J. Hable                              PFPC Inc.
   Vice President and                          P.O. Box 9699
   Investment Officer                          Providence, Rhode Island
                                               02940-9699
   Kirstin Mobyed
   Vice President and                          Primerica Shareholder Services
   Investment Officer                          P.O. Box 9662
                                               Providence, Rhode Island
   Roger Paradiso                              02940-9662
   Vice President and
   Investment Officer

   Smith Barney Investment Funds Inc.



   Smith Barney Multiple Discipline Funds
    All Cap Growth and Value Fund

   The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



 This report is submitted for the general information of shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY MULTIPLE DISCIPLINE FUNDS
 ALL CAP GROWTH AND VALUE FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02330 6/04                                                            04-6769

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Directors of the registrant has determined that Dwight B. Crane, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Audit Fees for Smith Barney Investment Funds Inc. were $100,250 and $100,250 for the years ended 4/30/04 and 4/30/03.

          (b) Audit-Related Fees for Smith Barney Investment Funds Inc. were $0 and $0 for the years ended 4/30/04 and 4/30/03.

          (c) Tax Fees for Smith Barney Investment Funds Inc. were $9,900 and $9,500 for the years ended 4/30/04 and 4/30/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Investment Funds Inc.

          (d) There were no all other fees for Smith Barney Investment Funds Inc. for the years ended 4/30/04 and 4/30/03.

          (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

          (f)  N/A

          (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

          (h) Yes. The Smith Barney Investment Funds Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Investment Funds Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: July 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: July 9, 2004

By:   /s/ Andrew B. Shoup
      (Andrew B. Shoup)
      Chief Administrative Officer of
      Smith Barney Investment Funds Inc.

Date: July 9, 2004